SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2014
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2014

	For the Years Ended December 31,
	2014	2013	2012
		(In thousands)
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$2,692,498	$2,672,101	$2,670,367
Additions during period:
Acquisitions	13,194	11,791	13,844
Capital expenditures	16,426	11,550	1,566
Deletions during period:
Sales and/or transfers to assets held for sale	(15,493)	(2,944)	(13,676)

Balance at end of period	$2,706,625	$2,692,498	$2,672,101

Accumulated depreciation:
Balance at beginning of period	$483,017	$396,401	$307,066
Additions during period:
Depreciation expense	95,058	89,193	94,816
Deletions during period:
Sales and/or transfers to assets held for sale	(10,722)	(2,577)	(5,481)

Balance at end of period	$567,353	$483,017	$396,401

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

							Gross Amount Carried at Close of Period
	Location			Initial Cost to Company										Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
SKILLED NURSING FACILITIES
Whitesburg Gardens Health Care Center	Huntsville	AL	—	$534	$4,216	$328	$534	$4,544	$5,078	$4,025	$1,053	1968	1991	25 years
Azalea Gardens of Mobile	Mobile	AL	—	5	2,981	319	8	3,297	3,305	2,426	879	1967	1992	29 years
Heartland	Benton	AR	—	650	13,540	18	650	13,558	14,208	1,581	12,627	1992	2011	35 years
Southern Trace	Bryant	AR	—	480	12,455	—	480	12,455	12,935	1,462	11,473	1989	2011	35 years
Beverly Health Care Golflinks	Hot Springs	AR	—	500	11,311	—	500	11,311	11,811	1,387	10,424	1978	2011	35 years
Lake Village	Lake Village	AR	—	560	8,594	23	560	8,617	9,177	1,071	8,106	1998	2011	35 years
Belle View	Monticello	AR	—	260	9,542	—	260	9,542	9,802	1,121	8,681	1995	2011	35 years
River Chase	Morrilton	AR	—	240	9,476	—	240	9,476	9,716	1,111	8,605	1988	2011	35 years
Brookridge Cove	Morrilton	AR	—	410	11,069	4	410	11,073	11,483	1,323	10,160	1996	2011	35 years
River Ridge	Wynne	AR	—	290	10,763	1	290	10,764	11,054	1,251	9,803	1990	2011	35 years
Kachina Point Health Care and Rehabilitation Center	Sedona	AZ	—	364	4,179	197	364	4,376	4,740	3,214	1,526	1983	1984	45 years
Villa Campana Health Care Center	Tucson	AZ	—	533	2,201	395	533	2,596	3,129	1,584	1,545	1983	1993	35 years
Bay View Nursing and Rehabilitation Center	Alameda	CA	—	1,462	5,981	282	1,462	6,263	7,725	4,862	2,863	1967	1993	45 years
Chowchilla Convalescent Center	Chowchilla	CA	—	1,780	5,097	—	1,780	5,097	6,877	634	6,243	1965	2011	35 years
Driftwood Gilroy	Gilroy	CA	—	3,330	13,665	—	3,330	13,665	16,995	1,638	15,357	1968	2011	35 years
Orange Hills Convalescent Hospital	Orange	CA	—	960	20,968	—	960	20,968	21,928	2,369	19,559	1987	2011	35 years
Village Square Nursing and Rehabilitation Center	San Marcos	CA	—	766	3,507	—	766	3,507	4,273	1,838	2,435	1989	1993	42 years
Brighton Care Center	Brighton	CO	—	282	3,377	468	282	3,845	4,127	2,741	1,386	1969	1992	30 years
Malley Healthcare and Rehabilitation Center	Northglenn	CO	—	501	8,294	243	501	8,537	9,038	6,182	2,856	1971	1993	29 years
Parkway Pavilion Healthcare	Enfield	CT	—	337	3,607	203	337	3,810	4,147	3,077	1,070	1968	1994	28 years
The Crossings West Campus	New London	CT	—	202	2,363	129	202	2,492	2,694	1,877	817	1969	1994	28 years
The Crossings East Campus	New London	CT	—	401	2,776	263	401	3,039	3,440	2,371	1,069	1968	1992	29 years
Beverly Health—Ft. Pierce	Fort Pierce	FL	—	840	16,318	—	840	16,318	17,158	1,939	15,219	1960	2011	35 years
Willowwood Health & Rehab Center	Flowery Branch	GA	—	1,130	9,219	—	1,130	9,219	10,349	1,100	9,249	1970	2011	35 years
Specialty Care of Marietta	Marietta	GA	—	241	2,782	377	241	3,159	3,400	2,269	1,131	1968	1993	28.5 years
Savannah Rehabilitation & Nursing Center	Savannah	GA	—	213	2,772	345	213	3,117	3,330	2,192	1,138	1968	1993	28.5 years
Savannah Specialty Care Center	Savannah	GA	—	157	2,219	228	157	2,447	2,604	2,023	581	1972	1991	26 years
Boise Health and Rehabilitation Center	Boise	ID	—	256	3,593	281	256	3,874	4,130	1,677	2,453	1977	1998	45 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

							Gross Amount Carried at Close of Period
	Location			Initial Cost to Company										Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Meadowbrooke Rehab Centre & Suites	Anderson	IN	—	1,600	6,710	—	1,600	6,710	8,310	864	7,446	1967	2011	35 years
Chalet Village	Berne	IN	—	590	1,654	—	590	1,654	2,244	320	1,924	1986	2011	35 years
Meadowvale Health and Rehabilitation Center	Bluffton	IN	—	7	787	576	7	1,363	1,370	689	681	1962	1995	22 years
Bremen Health Care Center	Bremen	IN	—	109	3,354	548	109	3,902	4,011	2,256	1,755	1982	1996	45 years
Vermillion Convalescent Center	Clinton	IN	—	700	11,057	—	700	11,057	11,757	1,328	10,429	1971	2011	35 years
Willow Crossing Health & Rehab Center	Columbus	IN	—	880	4,963	—	880	4,963	5,843	672	5,171	1988	2011	35 years
Greenhill Manor	Fowler	IN	—	380	7,659	—	380	7,659	8,039	896	7,143	1973	2011	35 years
Twin City Healthcare	Gas City	IN	—	350	3,012	—	350	3,012	3,362	433	2,929	1974	2011	35 years
Hanover Nursing Center	Hanover	IN	—	1,070	3,903	—	1,070	3,903	4,973	641	4,332	1975	2011	35 years
Bridgewater Center for Health & Rehab	Hartford City	IN	—	470	1,855	—	470	1,855	2,325	337	1,988	1988	2011	35 years
Oakbrook Village	Huntington	IN	—	600	1,950	—	600	1,950	2,550	303	2,247	1987	2011	35 years
Lakeview Manor	Indianapolis	IN	—	2,780	7,927	—	2,780	7,927	10,707	1,128	9,579	1968	2011	35 years
Wintersong Village	Knox	IN	—	420	2,019	—	420	2,019	2,439	291	2,148	1984	2011	35 years
Woodland Hills Care Center	Lawrenceburg	IN	—	340	3,757	—	340	3,757	4,097	571	3,526	1966	2011	35 years
Parkwood Health Care Center	Lebanon	IN	—	121	4,512	1,291	121	5,803	5,924	4,003	1,921	1977	1993	25 years
Whispering Pines	Monticello	IN	—	460	8,461	—	460	8,461	8,921	1,001	7,920	1988	2011	35 years
Muncie Health & Rehabilitation Center	Muncie	IN	—	108	4,202	1,259	170	5,399	5,569	3,786	1,783	1980	1993	25 years
Willow Bend Living Center	Muncie	IN	—	1,080	4,026	—	1,080	4,026	5,106	524	4,582	1976	2011	35 years
Liberty Village	Muncie	IN	—	1,520	7,542	—	1,520	7,542	9,062	931	8,131	2001	2011	35 years
Petersburg Health Care Center	Petersburg	IN	—	310	8,443	—	310	8,443	8,753	1,025	7,728	1970	2011	35 years
Persimmon Ridge Center	Portland	IN	—	400	9,597	—	400	9,597	9,997	1,163	8,834	1964	2011	35 years
Oakridge Convalescent Center	Richmond	IN	—	640	11,128	—	640	11,128	11,768	1,355	10,413	1975	2011	35 years
Royal Oaks Health Care and Rehabilitation Center	Terre Haute	IN	—	418	5,779	1,209	428	6,978	7,406	2,869	4,537	1995	1995	45 years
Westridge Healthcare Center	Terre Haute	IN	—	690	5,384	—	690	5,384	6,074	675	5,399	1965	2011	35 years
Washington Nursing Center	Washington	IN	—	220	10,054	—	220	10,054	10,274	1,240	9,034	1968	2011	35 years
Pine Knoll Rehabilitation Center	Winchester	IN	—	730	6,039	—	730	6,039	6,769	722	6,047	1986	2011	35 years
Belleville Health Care Center	Belleville	KS	—	590	4,170	—	590	4,170	4,760	558	4,202	1977	2011	35 years
Smokey Hill Rehab Center	Salina	KS	—	360	3,705	—	360	3,705	4,065	575	3,490	1981	2011	35 years
Westwood Manor	Topeka	KS	—	250	3,735	—	250	3,735	3,985	486	3,499	1973	2011	35 years
Infinia at Wichita	Wichita	KS	—	350	13,065	—	350	13,065	13,415	1,476	11,939	1965	2011	35 years
Jackson Manor	Annville	KY	—	131	4,442	—	131	4,442	4,573	1,036	3,537	1989	2006	35 years
Colonial Health & Rehabilitation Center	Bardstown	KY	—	38	2,829	—	38	2,829	2,867	660	2,207	1968	2006	35 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

							Gross Amount Carried at Close of Period
	Location			Initial Cost to Company										Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Rosewood Health Care Center	Bowling Green	KY	—	248	5,371	496	248	5,867	6,115	4,434	1,681	1970	1990	30 years
Riverside Manor Healthcare Center	Calhoun	KY	—	103	2,119	184	103	2,303	2,406	1,772	634	1963	1990	30 years
Oakview Nursing and Rehabilitation Center	Calvert City	KY	—	124	2,882	1,005	124	3,887	4,011	2,459	1,552	1967	1990	30 years
Green Valley Health & Rehabilitation Center	Carrollton	KY	—	29	2,325	—	29	2,325	2,354	542	1,812	1978	2006	35 years
Summit Manor Health & Rehabilitation Center	Columbia	KY	—	38	12,510	—	38	12,510	12,548	2,919	9,629	1965	2006	35 years
Danville Centre for Health and Rehabilitation	Danville	KY	—	322	3,538	536	322	4,074	4,396	2,574	1,822	1962	1995	30 years
Woodland Terrace Health Care Facility	Elizabethtown	KY	—	216	1,795	315	216	2,110	2,326	1,938	388	1969	1982	26 years
Glasgow Health & Rehabilitation Center	Glasgow	KY	—	21	2,997	—	21	2,997	3,018	699	2,319	1968	2006	35 years
Harrodsburg Health Care Center	Harrodsburg	KY	—	137	1,830	642	137	2,472	2,609	1,694	915	1974	1985	35 years
Professional Care Health & Rehabilitation Center	Hartford	KY	—	22	7,905	—	22	7,905	7,927	1,844	6,083	1967	2006	35 years
Hart County Health Center	Horse Cave	KY	—	68	6,059	—	68	6,059	6,127	1,414	4,713	1993	2006	35 years
Heritage Hall Health & Rehabilitation Center	Lawrenceburg	KY	—	38	3,920	—	38	3,920	3,958	915	3,043	1973	2006	35 years
Tanbark Health & Rehabilitation Center	Lexington	KY	—	868	6,061	—	868	6,061	6,929	1,414	5,515	1989	2006	35 years
Northfield Centre for Health and Rehabilitation	Louisville	KY	—	285	1,555	692	285	2,247	2,532	1,491	1,041	1969	1985	30 years
Jefferson Manor	Louisville	KY	—	2,169	4,075	—	2,169	4,075	6,244	951	5,293	1982	2006	35 years
Jefferson Place	Louisville	KY	—	1,307	9,175	—	1,307	9,175	10,482	2,141	8,341	1991	2006	35 years
Meadowview Health & Rehabilitation Center	Louisville	KY	—	317	4,666	—	317	4,666	4,983	1,089	3,894	1973	2006	35 years
Rockford Health & Rehabilitation Center	Louisville	KY	—	364	9,568	—	364	9,568	9,932	2,233	7,699	1975	2006	35 years
Summerfield Health & Rehabilitation Center	Louisville	KY	—	1,089	10,756	—	1,089	10,756	11,845	2,510	9,335	1979	2006	35 years
Hillcrest Health Care Center	Owensboro	KY	—	544	2,619	993	544	3,612	4,156	2,782	1,374	1963	1982	22 years
McCreary Health & Rehabilitation Center	Pine Knot	KY	—	73	2,443	—	73	2,443	2,516	570	1,946	1990	2006	35 years
North Hardin Health & Rehabilitation Center	Radcliff	KY	—	218	11,944	—	218	11,944	12,162	2,787	9,375	1986	2006	35 years
Monroe Health & Rehabilitation Center	Tompkinsville	KY	—	32	8,756	—	32	8,756	8,788	2,043	6,745	1969	2006	35 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

	Location			Initial Cost to Company			Gross Amount Carried at Close of Period							Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Fountain Circle Health and Rehabilitation	Winchester	KY	—	137	6,120	1,055	137	7,175	7,312	5,123	2,189	1967	1990	30 years
Colony House Nursing and Rehabilitation Center	Abington	MA	—	132	999	194	132	1,193	1,325	1,153	172	1965	1969	40 years
Wingate at Andover	Andover	MA	—	1,450	14,798	—	1,450	14,798	16,248	1,803	14,445	1992	2011	35 years
Blueberry Hill Skilled Nursing & Rehabilitation Center	Beverly	MA	—	129	4,290	571	129	4,861	4,990	3,462	1,528	1965	1968	40 years
Wingate at Brighton	Brighton	MA	—	1,070	7,383	—	1,070	7,383	8,453	1,026	7,427	1995	2011	35 years
Walden Rehabilitation and Nursing Center	Concord	MA	—	181	1,347	178	181	1,525	1,706	1,403	303	1969	1968	40 years
Sachem Skilled Nursing & Rehabilitation Center	East Bridgewater	MA	—	529	1,238	232	529	1,470	1,999	1,655	344	1968	1982	27 years
Chestnut Hill Rehab & Nursing	East Longmeadow	MA	—	3,050	5,392	—	3,050	5,392	8,442	806	7,636	1985	2011	35 years
Crawford Skilled Nursing and Rehabilitation Center	Fall River	MA	—	127	1,109	312	127	1,421	1,548	1,144	404	1968	1982	29 years
Franklin Skilled Nursing and Rehabilitation Center	Franklin	MA	—	156	757	158	156	915	1,071	815	256	1967	1969	40 years
Wingate at Haverhill	Haverhill	MA	—	810	9,288	—	810	9,288	10,098	1,238	8,860	1973	2011	35 years
Skilled Care Center at Silver Lake	Kingston	MA	—	3,230	19,870	—	3,230	19,870	23,100	2,610	20,490	1992	2011	35 years
River Terrace Healthcare	Lancaster	MA	—	268	957	147	268	1,104	1,372	1,144	228	1969	1969	40 years
Wentworth Skilled Care Center	Lowell	MA	—	820	11,220	—	820	11,220	12,040	1,352	10,688	1966	2011	35 years
Bolton Manor Nursing and Rehabilitation Center	Marlborough	MA	—	222	2,431	228	222	2,659	2,881	2,247	634	1973	1984	34.5 years
The Eliot Healthcare Center	Natick	MA	—	249	1,328	230	249	1,558	1,807	1,452	355	1996	1982	31 years
Wingate at Needham	Needham Heights	MA	—	920	9,236	—	920	9,236	10,156	1,234	8,922	1996	2011	35 years
Brigham Manor Nursing and Rehabilitation Center	Newburyport	MA	—	126	1,708	134	126	1,842	1,968	1,665	303	1806	1982	27 years
Country Rehabilitation and Nursing Center	Newburyport	MA	—	199	3,004	378	199	3,382	3,581	2,965	616	1968	1982	27 years
Quincy Rehabilitation and Nursing Center	Quincy	MA	—	216	2,911	204	216	3,115	3,331	2,854	477	1965	1984	24 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

	Location			Initial Cost to Company			Gross Amount Carried at Close of Period							Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Wingate at Reading	Reading	MA	—	920	7,499	—	920	7,499	8,419	1,016	7,403	1988	2011	35 years
Den-Mar Rehabilitation and Nursing Center	Rockport	MA	—	23	1,560	187	23	1,747	1,770	1,547	223	1963	1985	30 years
Wingate at South Hadley	South Hadley	MA	—	1,870	15,572	—	1,870	15,572	17,442	1,864	15,578	1988	2011	35 years
Ring East	Springfield	MA	—	1,250	13,561	—	1,250	13,561	14,811	1,697	13,114	1987	2011	35 years
Blue Hills Alzheimer's Care Center	Stoughton	MA	—	511	1,026	175	511	1,201	1,712	1,425	287	1965	1982	28 years
Wingate at Sudbury	Sudbury	MA	—	1,540	8,100	—	1,540	8,100	9,640	1,158	8,482	1997	2011	35 years
Country Gardens Skilled Nursing & Rehabilitation Center	Swansea	MA	—	415	2,675	180	415	2,855	3,270	2,590	680	1969	1984	27 years
Brookside Rehabilitation and Nursing Center	Webster	MA	—	102	1,154	173	102	1,327	1,429	1,193	236	1967	1982	31 years
Newton and Wellesley Alzheimer Center	Wellesley	MA	—	297	3,250	172	297	3,422	3,719	2,970	749	1971	1984	30 years
Riverdale Gardens Rehab & Nursing	West Springfield	MA	—	2,140	6,997	107	2,140	7,104	9,244	1,178	8,066	1960	2011	35 years
Wingate at Wilbraham	Wilbraham	MA	—	4,070	10,777	—	4,070	10,777	14,847	1,411	13,436	1988	2011	35 years
Worcester Skilled Care Center	Worcester	MA	—	620	10,958	—	620	10,958	11,578	1,459	10,119	1970	2011	35 years
Cumberland Villa Nursing Center	Cumberland	MD	—	660	23,970	—	660	23,970	24,630	2,667	21,963	1968	2011	35 years
Colton Villa	Hagerstown	MD	—	1,550	16,973	—	1,550	16,973	18,523	2,011	16,512	1971	2011	35 years
Westminster Nursing & Convalescent Center	Westminster	MD	—	2,160	15,931	—	2,160	15,931	18,091	1,886	16,205	1973	2011	35 years
Augusta Rehabilitation Center	Augusta	ME	—	152	1,074	146	152	1,220	1,372	1,120	252	1968	1985	30 years
Eastside Rehabilitation and Living Center	Bangor	ME	—	316	1,349	134	316	1,483	1,799	1,354	445	1967	1985	30 years
Westgate Manor	Bangor	ME	—	287	2,718	151	287	2,869	3,156	2,607	549	1969	1985	31 years
Winship Green Nursing Center	Bath	ME	—	110	1,455	128	110	1,583	1,693	1,320	373	1974	1985	35 years
Brewer Rehabilitation and Living Center	Brewer	ME	—	228	2,737	304	228	3,041	3,269	2,407	862	1974	1985	33 years
Kennebunk Nursing and Rehabilitation Center	Kennebunk	ME	—	99	1,898	161	99	2,059	2,158	1,601	557	1977	1985	35 years
Norway Rehabilitation & Living Center	Norway	ME	—	133	1,658	118	133	1,776	1,909	1,376	533	1972	1985	39 years
Brentwood Rehabilitation and Nursing Center	Yarmouth	ME	—	181	2,789	146	181	2,935	3,116	2,347	769	1945	1985	45 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

	Location			Initial Cost to Company			Gross Amount Carried at Close of Period							Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Autumn Woods Residential Health Care Facility	Warren	MI	—	745	26,765	—	745	26,765	27,510	2,292	25,218	2012	2012	35 years
Hopkins Healthcare	Hopkins	MN	—	4,470	21,409	—	4,470	21,409	25,879	2,442	23,437	1961	2011	35 years
Andrew Care Home	Minneapolis	MN	—	3,280	5,083	243	3,280	5,326	8,606	1,043	7,563	1941	2011	35 years
Golden Living Center—Rochester East	Rochester	MN	—	639	3,497	—	639	3,497	4,136	3,561	575	1967	1982	28 years
Ashland Healthcare	Ashland	MO	—	770	4,400	—	770	4,400	5,170	555	4,615	1993	2011	35 years
South Hampton Place	Columbia	MO	—	710	11,279	—	710	11,279	11,989	1,320	10,669	1994	2011	35 years
Dixon Nursing & Rehab	Dixon	MO	—	570	3,342	—	570	3,342	3,912	449	3,463	1989	2011	35 years
Current River Nursing	Doniphan	MO	—	450	7,703	—	450	7,703	8,153	992	7,161	1991	2011	35 years
Forsyth Care Center	Forsyth	MO	—	710	6,731	—	710	6,731	7,441	902	6,539	1993	2011	35 years
Maryville Health Care Center	Maryville	MO	—	630	5,825	—	630	5,825	6,455	790	5,665	1972	2011	35 years
Glenwood Healthcare	Seymour	MO	—	670	3,737	—	670	3,737	4,407	488	3,919	1990	2011	35 years
Silex Community Care	Silex	MO	—	730	2,689	—	730	2,689	3,419	387	3,032	1991	2011	35 years
Gravios Nursing Center	St. Louis	MO	—	1,560	10,582	301	1,560	10,883	12,443	1,394	11,049	1954	2011	35 years
Bellefontaine Gardens	St. Louis	MO	—	1,610	4,314	—	1,610	4,314	5,924	631	5,293	1988	2011	35 years
Strafford Care Center	Strafford	MO	—	1,670	8,251	—	1,670	8,251	9,921	980	8,941	1995	2011	35 years
Windsor Healthcare	Windsor	MO	—	510	3,345	—	510	3,345	3,855	449	3,406	1996	2011	35 years
Chapel Hill Rehabilitation and Healthcare Center	Chapel Hill	NC	—	347	3,029	450	347	3,479	3,826	2,478	1,348	1984	1993	28 years
Pettigrew Rehabilitation and Healthcare Center	Durham	NC	—	101	2,889	223	101	3,112	3,213	2,345	868	1969	1993	28 years
Rehabilitation and Health Center of Gastonia	Gastonia	NC	—	158	2,359	450	158	2,809	2,967	1,969	998	1968	1992	29 years
Lakewood Manor	Hendersonville	NC	—	1,610	7,759	—	1,610	7,759	9,369	1,039	8,330	1979	2011	35 years
Kinston Rehabilitation and Healthcare Center	Kinston	NC	—	186	3,038	502	186	3,540	3,726	2,342	1,384	1961	1993	29 years
Lincoln Nursing Center	Lincolnton	NC	—	39	3,309	197	39	3,506	3,545	2,746	799	1976	1986	35 years
Rehabilitation and Nursing Center of Monroe	Monroe	NC	—	185	2,654	368	185	3,022	3,207	2,187	1,020	1963	1993	28 years
Sunnybrook Healthcare and Rehabilitation Specialists	Raleigh	NC	—	187	3,409	360	187	3,769	3,956	3,244	712	1971	1991	25 years
Raleigh Rehabilitation & Healthcare Center	Raleigh	NC	—	316	5,470	581	316	6,051	6,367	5,182	1,185	1969	1991	25 years
Guardian Care of Roanoke Rapids	Roanoke Rapids	NC	—	339	4,132	550	339	4,682	5,021	3,898	1,123	1967	1991	25 years
Guardian Care of Rocky Mount	Rocky Mount	NC	—	240	1,732	302	240	2,034	2,274	1,573	701	1975	1997	25 years
Cypress Pointe Rehabilitation and Health Care Centre	Wilmington	NC	—	233	3,710	258	233	3,968	4,201	3,013	1,188	1966	1993	28.5 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

	Location			Initial Cost to Company			Gross Amount Carried at Close of Period							Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Silas Creek Manor	Winston-Salem	NC	—	211	1,893	408	211	2,301	2,512	1,520	992	1966	1993	28.5 years
Guardian Care of Zebulon	Zebulon	NC	—	179	1,933	150	179	2,083	2,262	1,507	755	1973	1993	29 years
Dover Rehabilitation and Living Center	Dover	NH	—	355	3,797	217	355	4,014	4,369	3,840	529	1969	1990	25 years
Hanover Terrace Healthcare	Hanover	NH	—	326	1,825	252	326	2,077	2,403	1,415	988	1969	1993	29 years
Las Vegas Healthcare and Rehabilitation Center	Las Vegas	NV	—	454	1,018	187	454	1,205	1,659	746	913	1940	1992	30 years
Torrey Pines Care Center	Las Vegas	NV	—	256	1,324	270	256	1,594	1,850	1,203	647	1971	1992	29 years
Hearthstone of Northern Nevada	Sparks	NV	—	1,400	9,365	—	1,400	9,365	10,765	1,210	9,555	1988	2011	35 years
Wingate at St. Francis	Beacon	NY	—	1,900	18,115	—	1,900	18,115	20,015	2,174	17,841	2002	2011	35 years
Garden Gate	Cheektowaga	NY	—	760	15,643	30	760	15,673	16,433	1,931	14,502	1979	2011	35 years
Brookhaven	East Patchogue	NY	—	1,100	25,840	30	1,100	25,870	26,970	2,897	24,073	1988	2011	35 years
Wingate at Dutchess	Fishkill	NY	—	1,300	19,685	—	1,300	19,685	20,985	2,338	18,647	1996	2011	35 years
Autumn View	Hamburg	NY	—	1,190	24,687	34	1,190	24,721	25,911	2,902	23,009	1983	2011	35 years
Wingate at Ulster	Highland	NY	—	1,500	18,223	—	1,500	18,223	19,723	2,083	17,640	1998	2011	35 years
North Gate	North Tonawanda	NY	—	1,010	14,801	40	1,010	14,841	15,851	1,870	13,981	1982	2011	35 years
Seneca	West Seneca	NY	—	1,400	13,491	5	1,400	13,496	14,896	1,654	13,242	1974	2011	35 years
Harris Hill	Williamsville	NY	—	1,240	33,574	33	1,240	33,607	34,847	3,744	31,103	1992	2011	35 years
Cambridge Health & Rehabilitation Center	Cambridge	OH	—	108	2,642	199	108	2,841	2,949	2,336	613	1975	1993	25 years
Winchester Place Nursing and Rehabilitation Center	Canal Winchester	OH	—	454	7,149	283	454	7,432	7,886	6,015	1,871	1974	1993	28 years
Chillicothe Nursing & Rehabilitation Center	Chillicothe	OH	—	128	3,481	313	128	3,794	3,922	3,114	808	1976	1985	34 years
Burlington House	Cincinnati	OH	—	918	5,087	3,010	918	8,097	9,015	1,752	7,263	1989	2004	35 years
Franklin Woods Nursing and Rehabilitation Center	Columbus	OH	—	190	4,712	202	190	4,914	5,104	2,890	2,214	1986	1992	38 years
Minerva Park Nursing and Rehabilitation Center	Columbus	OH	—	210	3,684	354	210	4,038	4,248	1,744	2,504	1973	1997	45 years
Regency Manor	Columbus	OH	—	606	16,424	401	606	16,825	17,431	11,275	6,156	1883	2004	35 years
Coshocton Health & Rehabilitation Center	Coshocton	OH	—	203	1,979	326	203	2,305	2,508	1,778	730	1974	1993	25 years
Olentangy Woods	Galion	OH	—	540	6,324	(1,463)	540	4,861	5,401	611	4,790	1967	2011	35 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

	Location			Initial Cost to Company			Gross Amount Carried at Close of Period							Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Lebanon Country Manor	Lebanon	OH	—	105	3,617	140	105	3,757	3,862	2,565	1,297	1984	1986	43 years
Logan Health Care Center	Logan	OH	—	169	3,750	271	169	4,021	4,190	2,996	1,194	1979	1991	30 years
Pickerington Nursing & Rehabilitation Center	Pickerington	OH	—	312	4,382	349	312	4,731	5,043	2,754	2,289	1984	1992	37 years
Renaissance North	Warren	OH	—	1,100	8,196	(3,182)	1,059	5,055	6,114	4,566	1,548	1967	2011	35 years
Country Glenn	Washington Court House	OH	—	490	13,460	(1,120)	490	12,340	12,830	1,361	11,469	1984	2011	35 years
Avamere Rehab of Coos Bay	Coos Bay	OR	—	1,920	3,394	—	1,920	3,394	5,314	464	4,850	1968	2011	35 years
Avamere Riverpark of Eugene	Eugene	OR	—	1,960	17,622	—	1,960	17,622	19,582	2,012	17,570	1988	2011	35 years
Avamere Rehab of Eugene	Eugene	OR	—	1,080	7,257	—	1,080	7,257	8,337	904	7,433	1966	2011	35 years
Avamere Rehab of Clackamas	Gladstone	OR	—	820	3,844	—	820	3,844	4,664	507	4,157	1961	2011	35 years
Avamere Rehab of Hillsboro	Hillsboro	OR	—	1,390	8,628	—	1,390	8,628	10,018	1,056	8,962	1973	2011	35 years
Avamere Rehab of Junction City	Junction City	OR	—	590	5,583	—	590	5,583	6,173	671	5,502	1966	2011	35 years
Avamere Rehab of King City	King City	OR	—	1,290	10,646	—	1,290	10,646	11,936	1,249	10,687	1975	2011	35 years
Avamere Rehab of Lebanon	Lebanon	OR	—	980	12,954	—	980	12,954	13,934	1,470	12,464	1974	2011	35 years
Medford Rehabilitation and Healthcare Center	Medford	OR	—	362	4,610	222	362	4,832	5,194	3,687	1,507	1961	1991	34 years
Newport Rehabilitation & Specialty Care Center	Newport	OR	—	380	3,420	813	380	4,233	4,613	488	4,125	1997	2011	35 years
Mountain View	Oregon City	OR	—	1,056	6,831	—	1,056	6,831	7,887	560	7,327	1977	2012	35 years
Avamere Crestview of Portland	Portland	OR	—	1,610	13,942	—	1,610	13,942	15,552	1,613	13,939	1964	2011	35 years
Sunnyside Care Center	Salem	OR	—	1,512	2,249	217	1,512	2,466	3,978	1,597	2,381	1981	1991	30 years
Avamere Twin Oaks of Sweet Home	Sweet Home	OR	—	290	4,536	—	290	4,536	4,826	541	4,285	1972	2011	35 years
Balanced Care at Bloomsburg	Bloomsburg	PA	—	621	1,371	—	621	1,371	1,992	320	1,672	1997	2006	35 years
Mountain View Nursing Home	Greensburg	PA	—	580	12,817	223	580	13,040	13,620	1,563	12,057	1971	2011	35 years
Wyomissing Nursing and Rehabilitation Center	Reading	PA	—	61	5,095	272	61	5,367	5,428	2,439	2,989	1966	1993	45 years
Oak Hill Nursing and Rehabilitation Center	Pawtucket	RI	—	91	6,724	335	91	7,059	7,150	3,248	3,902	1966	1990	45 years
Epic- Bayview	Beaufort	SC	—	890	14,311	—	890	14,311	15,201	1,773	13,428	1970	2011	35 years
Dundee Nursing Home	Bennettsville	SC	—	320	8,693	—	320	8,693	9,013	1,076	7,937	1958	2011	35 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

							Gross Amount Carried at Close of Period
	Location			Initial Cost to Company										Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Epic-Conway	Conway	SC	—	1,090	16,880	—	1,090	16,880	17,970	2,042	15,928	1975	2011	35 years
Mt. Pleasant Nursing Center	Mount Pleasant	SC	—	1,810	9,079	—	1,810	9,079	10,889	1,158	9,731	1977	2011	35 years
Firesteel	Mitchell	SD	—	690	15,360	—	690	15,360	16,050	1,824	14,226	1966	2011	35 years
Fountain Springs Healthcare Center	Rapid City	SD	—	940	28,647	—	940	28,647	29,587	3,078	26,509	1989	2011	35 years
Masters Health Care Center	Algood	TN	—	524	4,370	390	524	4,760	5,284	3,410	1,874	1981	1987	38 years
Brookewood Health Care Center	Decatur	TN	—	470	4,617	—	470	4,617	5,087	625	4,462	1981	2011	35 years
Tri-State Comp Care Center	Harrogate	TN	—	1,520	11,515	—	1,520	11,515	13,035	1,364	11,671	1990	2011	35 years
Madison Healthcare and Rehabilitation Center	Madison	TN	—	168	1,445	269	168	1,714	1,882	1,219	663	1968	1992	29 years
Primacy Healthcare and Rehabilitation Center	Memphis	TN	—	1,222	8,344	294	1,222	8,638	9,860	5,852	4,008	1980	1990	37 years
Green Acres—Baytown	Baytown	TX	—	490	9,104	—	490	9,104	9,594	1,070	8,524	1970	2011	35 years
Allenbrook Healthcare	Baytown	TX	—	470	11,304	—	470	11,304	11,774	1,345	10,429	1975	2011	35 years
Summer Place Nursing and Rehab	Beaumont	TX	—	1,160	15,934	—	1,160	15,934	17,094	1,872	15,222	2009	2011	35 years
Green Acres—Center	Center	TX	—	200	5,446	—	200	5,446	5,646	714	4,932	1972	2011	35 years
Regency Nursing Home	Clarksville	TX	—	380	8,711	—	380	8,711	9,091	1,093	7,998	1989	2011	35 years
Park Manor—Conroe	Conroe	TX	—	1,310	22,318	—	1,310	22,318	23,628	2,463	21,165	2001	2011	35 years
Trisun Care Center Westwood	Corpus Christi	TX	—	440	8,624	—	440	8,624	9,064	1,038	8,026	1973	2011	35 years
Trisun Care Center River Ridge	Corpus Christi	TX	—	890	7,695	—	890	7,695	8,585	988	7,597	1994	2011	35 years
Heritage Oaks West	Corsicana	TX	—	510	15,806	—	510	15,806	16,316	1,848	14,468	1995	2011	35 years
Park Manor	DeSoto	TX	—	1,080	14,484	—	1,080	14,484	15,564	1,736	13,828	1987	2011	35 years
Hill Country Care	Dripping Springs	TX	—	740	3,973	16	756	3,973	4,729	521	4,208	1986	2011	35 years
Sandstone Ranch	El Paso	TX	—	1,580	8,396	—	1,580	8,396	9,976	1,492	8,484	2010	2011	35 years
Pecan Tree Rehab & Healthcare	Gainesville	TX	—	430	11,499	—	430	11,499	11,929	1,378	10,551	1990	2011	35 years
Pleasant Valley Health & Rehab	Garland	TX	—	1,040	9,383	—	1,040	9,383	10,423	1,198	9,225	2008	2011	35 years
Upshur Manor	Gilmer	TX	—	770	8,126	—	770	8,126	8,896	1,019	7,877	1990	2011	35 years
Beechnut Manor	Houston	TX	—	1,080	12,030	—	1,080	12,030	13,110	1,474	11,636	1982	2011	35 years
Park Manor—Cypress Station	Houston	TX	—	1,450	19,542	—	1,450	19,542	20,992	2,196	18,796	2003	2011	35 years
Park Manor of Westchase	Houston	TX	—	2,760	16,715	—	2,760	16,715	19,475	1,917	17,558	2005	2011	35 years
Park Manor—Cyfair	Houston	TX	—	1,720	14,717	—	1,720	14,717	16,437	1,697	14,740	1999	2011	35 years
Green Acres—Humble	Humble	TX	—	2,060	6,738	—	2,060	6,738	8,798	900	7,898	1972	2011	35 years
Park Manor—Humble	Humble	TX	—	1,650	17,257	—	1,650	17,257	18,907	1,968	16,939	2003	2011	35 years
Green Acres—Huntsville	Huntsville	TX	—	290	2,568	—	290	2,568	2,858	414	2,444	1968	2011	35 years
Legend Oaks Healthcare	Jacksonville	TX	—	760	9,639	—	760	9,639	10,399	1,184	9,215	2006	2011	35 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

							Gross Amount Carried at Close of Period
	Location			Initial Cost to Company										Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Avalon Kirbyville	Kirbyville	TX	—	260	7,713	—	260	7,713	7,973	980	6,993	1987	2011	35 years
Millbrook Healthcare	Lancaster	TX	—	750	7,480	—	750	7,480	8,230	1,011	7,219	2008	2011	35 years
Nexion Health at Linden	Linden	TX	—	680	3,495	—	680	3,495	4,175	562	3,613	1968	2011	35 years
SWLTC Marshall Conroe	Marshall	TX	—	810	10,093	—	810	10,093	10,903	1,272	9,631	2008	2011	35 years
McKinney Healthcare & Rehab	McKinney	TX	—	1,450	10,345	—	1,450	10,345	11,795	1,297	10,498	2006	2011	35 years
Park Manor of McKinney	McKinney	TX	—	1,540	11,049	(2,345)	1,540	8,704	10,244	1,116	9,128	1993	2011	35 years
Midland Nursing Center	Midland	TX	—	530	13,311	—	530	13,311	13,841	1,538	12,303	2008	2011	35 years
Park Manor of Quail Valley	Missouri City	TX	—	1,920	16,841	—	1,920	16,841	18,761	1,926	16,835	2005	2011	35 years
Nexion Health at Mt. Pleasant	Mount Pleasant	TX	—	520	5,050	—	520	5,050	5,570	735	4,835	1970	2011	35 years
The Meadows Nursing and Rehab	Orange	TX	—	380	10,777	—	380	10,777	11,157	1,321	9,836	2006	2011	35 years
Cypress Glen Nursing and Rehab	Port Arthur	TX	—	1,340	14,142	—	1,340	14,142	15,482	1,749	13,733	2000	2011	35 years
Cypress Glen East	Port Arthur	TX	—	490	10,663	—	490	10,663	11,153	1,293	9,860	1986	2011	35 years
Trisun Care Center Coastal Palms	Portland	TX	—	390	8,548	—	390	8,548	8,938	1,037	7,901	1998	2011	35 years
Legend Oaks Healthcare San Angelo	San Angelo	TX	—	870	12,282	—	870	12,282	13,152	1,467	11,685	2006	2011	35 years
San Pedro Manor	San Antonio	TX	—	740	11,498	(2,768)	740	8,730	9,470	1,132	8,338	1986	2011	35 years
Nexion Health at Sherman	Sherman	TX	—	250	6,636	—	250	6,636	6,886	875	6,011	1971	2011	35 years
Avalon Trinity	Trinity	TX	—	330	9,413	—	330	9,413	9,743	1,156	8,587	1985	2011	35 years
Renfro Nursing Home	Waxahachie	TX	—	510	7,602	—	510	7,602	8,112	1,033	7,079	1976	2011	35 years
Avalon Wharton	Wharton	TX	—	270	5,107	—	270	5,107	5,377	729	4,648	1988	2011	35 years
Federal Heights Rehabilitation and Nursing Center	Salt Lake City	UT	—	201	2,322	247	201	2,569	2,770	1,939	831	1962	1992	29 years
Infinia at Granite Hills	Salt Lake City	UT	—	740	1,247	700	756	1,931	2,687	404	2,283	1972	2011	35 years
Crosslands Rehabilitation & Healthcare Center	Sandy	UT	—	334	4,300	275	334	4,575	4,909	2,666	2,243	1987	1992	40 years
Sleepy Hollow Manor	Annandale	VA	—	7,210	13,562	—	7,210	13,562	20,772	1,801	18,971	1963	2011	35 years
The Cedars Nursing Home	Charlottesville	VA	—	2,810	10,763	—	2,810	10,763	13,573	1,362	12,211	1964	2011	35 years
Emporia Manor	Emporia	VA	—	620	7,492	15	635	7,492	8,127	980	7,147	1971	2011	35 years
Harbour Pointe Medical and Rehabilitation Center	Norfolk	VA	—	427	4,441	1,033	427	5,474	5,901	3,698	2,203	1969	1993	28 years
Walnut Hill Convalescent Center	Petersburg	VA	—	930	11,597	—	930	11,597	12,527	1,378	11,149	1972	2011	35 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

							Gross Amount Carried at Close of Period
	Location			Initial Cost to Company										Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Battlefield Park Convalescent Center	Petersburg	VA	—	1,010	12,489	—	1,010	12,489	13,499	1,467	12,032	1976	2011	35 years
Bellingham Health Care and Rehabilitation Services	Bellingham	WA	—	441	3,824	153	441	3,977	4,418	3,023	1,395	1972	1993	28.5 years
St. Francis of Bellingham	Bellingham	WA	—	1,740	23,581	—	1,740	23,581	25,321	2,598	22,723	1984	2011	35 years
Evergreen North Cascades	Bellingham	WA	—	1,220	7,554	—	1,220	7,554	8,774	1,029	7,745	1999	2011	35 years
Queen Anne Healthcare	Seattle	WA	—	570	2,750	228	570	2,978	3,548	2,267	1,281	1970	1993	29 years
Richmond Beach Rehab	Seattle	WA	—	2,930	16,199	231	2,930	16,430	19,360	1,921	17,439	1993	2011	35 years
Avamere Olympic Rehab of Sequim	Sequim	WA	—	590	16,896	—	590	16,896	17,486	1,935	15,551	1974	2011	35 years
Shelton Nursing Home	Shelton	WA	—	510	8,570	—	510	8,570	9,080	1,013	8,067	1998	2011	35 years
Avamere Heritage Rehab of Tacoma	Tacoma	WA	—	1,760	4,616	—	1,760	4,616	6,376	635	5,741	1968	2011	35 years
Avamere Skilled Nursing Tacoma	Tacoma	WA	—	1,320	1,544	2,050	1,320	3,594	4,914	370	4,544	1972	2011	35 years
Cascade Park Care Center	Vancouver	WA	—	1,860	14,854	—	1,860	14,854	16,714	1,670	15,044	1991	2011	35 years
Eastview Medical and Rehabilitation Center	Antigo	WI	—	200	4,047	236	200	4,283	4,483	3,727	756	1962	1991	28 years
Colony Oaks Care Center	Appleton	WI	—	353	3,571	280	353	3,851	4,204	2,994	1,210	1967	1993	29 years
Mount Carmel Medical and Rehabilitation Center	Burlington	WI	—	274	7,205	299	274	7,504	7,778	5,122	2,656	1971	1991	30 years
Chilton Health and Rehab	Chilton	WI	—	440	6,114	—	440	6,114	6,554	2,932	3,622	1963	2011	35 years
Florence Villa	Florence	WI	—	340	5,631	—	340	5,631	5,971	719	5,252	1970	2011	35 years
San Luis Medical and Rehabilitation Center	Green Bay	WI	—	259	5,299	224	259	5,523	5,782	4,582	1,200	1968	1996	25 years
Western Village	Green Bay	WI	—	1,310	4,882	—	1,310	4,882	6,192	716	5,476	1965	2011	35 years
Sheridan Medical Complex	Kenosha	WI	—	282	4,910	134	282	5,044	5,326	4,542	784	1964	1991	25 years
Woodstock Health and Rehabilitation Center	Kenosha	WI	—	562	7,424	331	562	7,755	8,317	7,096	1,221	1970	1991	25 years
North Ridge Medical and Rehabilitation Center	Manitowoc	WI	—	206	3,785	147	206	3,932	4,138	3,066	1,072	1964	1992	29 years
Vallhaven Care Center	Neenah	WI	—	337	5,125	368	337	5,493	5,830	4,201	1,629	1966	1993	28 years
Kennedy Park Medical & Rehabilitation Center	Schofield	WI	—	301	3,596	399	301	3,995	4,296	3,748	548	1966	1982	29 years
Greendale Health & Rehab	Sheboygan	WI	—	880	1,941	—	880	1,941	2,821	325	2,496	1967	2011	35 years
South Shore Manor	St. Francis	WI	—	630	2,300	—	630	2,300	2,930	309	2,621	1960	2011	35 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

							Gross Amount Carried at Close of Period
	Location			Initial Cost to Company										Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Waukesha Springs (Westmoreland)	Waukesha	WI	—	1,380	16,205	—	1,380	16,205	17,585	2,072	15,513	1973	2011	35 years
Colonial Manor Medical and Rehabilitation Center	Wausau	WI	—	169	3,370	183	169	3,553	3,722	2,419	1,303	1964	1995	30 years
Wisconsin Dells Health & Rehab	Wisconsin Dells	WI	—	730	18,994	—	730	18,994	19,724	2,086	17,638	1972	2011	35 years
Mountain Towers Healthcare and Rehabilitation Center	Cheyenne	WY	—	342	3,468	—	342	3,468	3,810	2,608	1,202	1964	1992	29 years
South Central Wyoming Healthcare and Rehabilitation	Rawlins	WY	—	151	1,738	—	151	1,738	1,889	1,326	563	1955	1993	29 years
Wind River Healthcare and Rehabilitation Center	Riverton	WY	—	179	1,559	—	179	1,559	1,738	1,168	570	1967	1992	29 years
Sage View Care Center	Rock Springs	WY	—	287	2,392	158	287	2,550	2,837	1,903	934	1964	1993	30 years

TOTAL FOR SKILLED NURSING FACILITIES			—	222,824	2,212,059	32,306	222,905	2,244,284	2,467,189	536,592	1,930,597
HOSPITALS
HealthBridge Children's Hospital	Orange	CA	—	1,330	9,317	—	1,330	9,317	10,647	1,002	9,645	2000	2011	35 years
Gateway Rehabilitation Hospital at Florence	Florence	KY	—	3,600	4,924	—	3,600	4,924	8,524	1,149	7,375	2001	2006	35 years
The Ranch/Touchstone	Conroe	TX	—	2,710	28,428	8,503	2,711	36,930	39,641	2,999	36,642	1992	2011	35 years
Highlands Regional Rehabilitation Hospital	El Paso	TX	—	1,900	23,616	—	1,900	23,616	25,516	5,510	20,006	1999	2006	35 years
Houston Children's Hospital	Houston	TX	—	1,800	15,770	—	1,800	15,770	17,570	1,676	15,894	1999	2011	35 years
Beacon Specialty Hospital	Spring	TX	—	960	6,498	—	960	6,498	7,458	708	6,750	1995	2011	35 years

TOTAL FOR HOSPITALS			—	12,300	88,553	8,503	12,301	97,055	109,356	13,044	96,312
SENIORS HOUSING COMMUNITIES
Crownpointe of Carmel	Carmel	IN	—	1,110	1,933	—	1,110	1,933	3,043	324	2,719	1998	2011	35 years
Azalea Hills	Floyds Knobs	IN	—	2,370	8,708	—	2,370	8,708	11,078	1,035	10,043	2008	2011	35 years
Crown Pointe Senior Living Community	Greensburg	IN	—	420	1,764	—	420	1,764	2,184	263	1,921	1999	2011	35 years

CARE CAPITAL PROPERTIES, INC.'S PREDECESSORS

SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
December 31, 2014
(Dollars in Thousands)

							Gross Amount Carried at Close of Period
	Location			Initial Cost to Company										Life on Which Depreciation in Income Statement is Computed
						Costs Capitalized Subsequent to Acquisition
Property Name	City	State / Province	Encumbrances	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	NBV	Year of Construction	Year Acquired
Summit West	Indianapolis	IN	—	1,240	7,922	—	1,240	7,922	9,162	992	8,170	1998	2011	35 years
Lakeview Commons Assisted Living	Monticello	IN	—	250	5,263	—	250	5,263	5,513	588	4,925	1999	2011	35 years
Wood Ridge	South Bend	IN	—	590	4,850	(35)	590	4,815	5,405	598	4,807	1990	2011	35 years
Drury Place at Alvamar	Lawrence	KS	—	1,700	9,156	40	1,700	9,196	10,896	1,112	9,784	1995	2011	35 years
Drury Place at Salina	Salina	KS	—	1,300	1,738	26	1,302	1,762	3,064	348	2,716	1989	2011	35 years
Drury Place Retirement Apartments	Topeka	KS	—	390	6,217	29	390	6,246	6,636	743	5,893	1986	2011	35 years
Wingate at Silver Lake	Kingston	MA	—	3,330	20,624	—	3,330	20,624	23,954	2,622	21,332	1996	2011	35 years
Sterling House of Hickory	Hickory	NC	—	330	10,981	—	330	10,981	11,311	1,196	10,115	1997	2011	35 years
Heritage Oaks Retirement Village	Corsicana	TX	—	790	30,636	—	790	30,636	31,426	3,425	28,001	1996	2011	35 years

TOTAL FOR SENIORS HOUSING COMMUNITIES			—	13,820	109,792	60	13,822	109,850	123,672	13,246	110,426
PERSONAL CARE AND OTHER FACILITIES
ResCare Tangram—Hacienda	Kingsbury	TX	—	31	841	84	78	878	956	692	264	N/A	1998	20 years
ResCare Tangram—Texas Hill Country School	Maxwell	TX	—	54	934	8	62	934	996	759	237	N/A	1998	20 years
ResCare Tangram—Chaparral	Maxwell	TX	—	82	552	150	82	702	784	465	319	N/A	1998	20 years
ResCare Tangram—Sierra Verde & Roca Vista	Maxwell	TX	—	20	910	56	20	966	986	748	238	N/A	1998	20 years
ResCare Tangram—618 W. Hutchinson	San Marcos	TX	—	32	95	—	32	95	127	77	50	N/A	1998	20 years
ResCare Tangram—Ranch	Seguin	TX	—	147	806	113	147	919	1,066	669	397	N/A	1998	20 years
ResCare Tangram—Mesquite	Seguin	TX	—	15	1,078	140	15	1,218	1,233	882	351	N/A	1998	20 years
ResCare Tangram—Loma Linda	Seguin	TX	—	40	220	—	40	220	260	179	81	N/A	1998	20 years

TOTAL FOR PERSONAL CARE FACILITIES			—	421	5,436	551	476	5,932	6,408	4,471	1,937

TOTAL FOR ALL PROPERTIES			$—	$249,365	$2,415,840	$41,420	$249,504	$2,457,121	$2,706,625	$567,353	$2,139,272